Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure Of Detailed Information About Inventory

	As of December 31, 2022	As of December 31, 2021
Materials and spare parts	8,177	8,739
Crude oil stock (Note 6.2)	4,722	5,222

Total	12,899	13,961